Schedule of Stock Warrants Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Stock Warrants, Forfeited/Cancelled					(50,000)
Stock Warrants Exercisable - Ending	21,948,266
Series B Preferred Stock [Member]
Stock Warrants Outstanding - Beginning	10,000
Weighted Average Exercise Price Outstanding - Beginning	$ 1,000
Stock Warrants, Granted			10,000
Weighted Average Exercise Price, Granted			$ 1,000
Stock Warrants, Exercised
Weighted Average Exercise Price, Exercised
Stock Warrants, Forfeited/Cancelled	(5,000)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 1,000
Stock Warrants Outstanding - Ending	5,000		10,000
Weighted Average Exercise Price Outstanding - Ending	$ 1,000		$ 1,000
Stock Warrants Exercisable - Ending	5,000		10,000
Weighted Average Exercise Price Exercisable - Ending	$ 1,000		$ 1,000
Common Stock Warrant [Member]
Stock Warrants Outstanding - Beginning	21,984,266		22,460,926		10,300,000
Weighted Average Exercise Price Outstanding - Beginning	$ 0.37	[1]	$ 0.82		$ 0.26
Stock Warrants, Granted			1,500,000		8,525,212
Weighted Average Exercise Price, Granted			$ 1.48		$ 1.91
Stock Warrants, Exercised			(766,660)
Weighted Average Exercise Price, Exercised			$ 1.28
Stock Warrants, Forfeited/Cancelled			(1,210,000)		(650,000)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 1.50		$ 1.81
Stock Warrants Outstanding - Ending	21,984,266		21,984,266		22,460,926
Weighted Average Exercise Price Outstanding - Ending	$ 0.37	[2]	$ 0.37	[1]	$ 0.82
Stock Warrants Exercisable - Ending	21,984,266		21,984,266		22,460,926		10,300,000
Weighted Average Exercise Price Exercisable - Ending	$ 0.37		$ 0.37	[1]	$ 0.80		$ 0.26
Stock Warrants, Results of anti-dilution provisions					4,285,714	[3]
Weighted Average Exercise Price, Results of anti-dilution provisions						[3]

[1]	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50. Additionally, in late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into the Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share.
[2]	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.
[3]	On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the secured convertible debenture to $0.175 increased the common stock issuable upon the exercise of the series A common stock purchase warrants held cumulatively by related parties Bristol Investment Fund and Barlock Capital Management, LLC, from 10,000,000 to 14,285,714, and decreased the exercise price to $0.175.